Exceptional items (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended			18 Months Ended
	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Reported within Operating (loss)/profit [Abstract]
Goodwill impairment	$ 900.0	$ 2,800.0	$ 0.0
Gain on disposal of Atalla		0.0	(3.7)		$ 0.0
Operating profit		2,661.4	(221.7)	[1]	(376.8)	[2]
Reported within finance costs [Abstract]
Finance costs incurred in escrow period			0.0		6.4
Reported within finance income [Abstract]
Finance income earned in escrow period			0.0		(0.6)
Finance income (costs) incurred in escrow period			0.0		5.8
(Loss)/Profit before tax		2,940.4	34.1	[1]	(34.1)	[2]
Tax [Abstract]
Total tax charge/(credit)		34.2	(16.0)	[1]	(673.1)	[2]
Reported within profit from discontinued operation (attributable to equity shareholders of the Company) [Abstract]
Loss/(gain) on disposal of discontinued operation		(5.1)	(1,487.2)	[1]	(76.9)	[2]
Exceptional Items Adjustments [Member]
Reported within Operating (loss)/profit [Abstract]
Integration costs		152.6	245.9		279.0
Pre-acquisition costs		0.0	0.0		43.0
Acquisition costs		0.2	1.5		27.1
Property-related costs		15.2	16.3		38.1
Severance and legal costs		33.7	32.1		129.7
Other restructuring costs		10.7	0.0		0.0
Divestiture		0.0	2.1		21.3
Goodwill impairment		2,799.2	0.0		0.0
Gain on disposal of Atalla		0.0	(3.7)		0.0
Operating profit		3,011.6	294.2		538.2
Reported within finance costs [Abstract]
Finance costs incurred in escrow period		0.0	0.0		6.4
Reported within finance income [Abstract]
Finance income earned in escrow period		0.0	0.0		(0.6)
Finance income (costs) incurred in escrow period		0.0	0.0		5.8
(Loss)/Profit before tax		3,011.6	294.2		544.0
Tax [Abstract]
Tax effect of exceptional items		(38.7)	(54.3)		(105.9)
Tax exceptional item		0.0	0.0		(692.3)
Total tax charge/(credit)		(38.7)	(54.3)		(798.2)
Reported within profit from discontinued operation (attributable to equity shareholders of the Company) [Abstract]
Loss/(gain) on disposal of discontinued operation		2.2	(1,458.5)		0.0
Exceptional costs/(profit) after tax		$ 2,975.1	$ (1,218.6)		$ (254.2)

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.